Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Future Minimum Lease Payments
The Group has various lease contracts that have not yet commenced as of December 31,
2019 and
2020. The future lease payments
for
these
non-cancellable
lease contracts are as follows:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Within 1 year	105	321	50
After 1 year but within 5 years	85	1,628	252
After 5 years	—	71	11

	190	2,020	313